Earnings per Share	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
NOTE 6	EARNINGS PER SHARE

The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2012	2011	2010
Computation of net income per common share:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,267	4,692	4,321

Net income allocated to common stockholders	$455,477	$474,790	$489,817

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160

Net income per common share	$4.06	$4.06	$4.15

Computation of net income per common share – assuming dilution:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,266	4,690	4,318

Net income allocated to common stockholders	$455,478	$474,792	$489,820

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average common shares outstanding – assuming dilution	112,262,293	117,119,697	118,041,171

Net income per common share – assuming dilution	$4.06	$4.05	$4.15

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,
	2012	2011	2010
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Weighted-average participating shares outstanding	1,051,274	1,156,389	1,040,274

Weighted-average shares outstanding	113,263,951	118,165,751	118,951,434
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average shares outstanding – assuming dilution	113,313,567	118,276,086	119,081,445